Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Continuity schedule of intangible assets

(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 1 January 2023 1,599 2,035 1,380 528 5,542
Additions through business acquisition 0 5 348 446 799
Additions 410 360 9 210 989
Disposals at cost 0 0 (10) (124) (135)
Transfers (961) (319) 4 (4) (1,280)
Expensed exploration expenditures previously capitalised 114 (61) 0 0 53
Foreign currency translation effects 7 16 2 16 41
Cost at 31 December 2023 1,169 2,036 1,733 1,072 6,010
Accumulated amortisation and impairment at 31 December

2023
1) (302) (302)
Carrying amount at 31 December 2023 1,169 2,036 1,733
2)
770 5,709

(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 1 January 2022 1,958 2,670 1,467 722 6,816
Additions 227 4 36 57 324
Disposals at cost (10) (50) 0 1 (58)
Transfers (227) (516) 0 (239) (982)
Expensed exploration expenditures previously capitalised (283) (59) 0 0 (342)
Impairment of goodwill 0 0 (3) 0 (3)
Foreign currency translation effects (65) (14) (121) (13) (213)
Cost at 31 December 2022 1,599 2,035 1,380 528 5,542
Accumulated amortisation and impairment at 31 December

2022
1) (384) (384)
Carrying amount at 31 December 2022 1,599 2,035 1,380 144 5,158

Aging of capitalised exploration expenditures

The table below shows the aging of capitalised exploration expenditures.
(in USD million) 2023 2022
Less than one year 345 250
Between one and five years 458 340
More than five years 366 1,009
Total capitalised exploration expenditures 1,169 1,599

Components of the exploration expenses

The table below shows the components of the exploration

expenses.
Full year
(in USD million) 2023 2022 2021
Exploration expenditures 1,275 1,087 1,027
Expensed exploration expenditures previously capitalised (53) 342 171
Capitalised exploration (427) (224) (194)
Exploration expenses 795 1,205 1,004